Schedule of Goodwill (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Beginnina balance	$ 445,395	$ 445,395	$ 445,395
Acquisitions of Coastal Pride Company, Inc.		47,179	55,540	$ 9,038
Ending balance	924,672		445,395	445,395
Coastal Pride Company, Inc [Member]
Entity Listings [Line Items]
Beginnina balance	$ 445,395	$ 445,395	445,395
Acquisitions of Coastal Pride Company, Inc.				445,395
Ending balance			$ 445,395	$ 445,395